Other liabilities - Movement in Unfavorable Drilling Contracts (Details) - USD ($) $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2020
Other Liabilities [Line Items]
Gross carrying amount beginning balance	$ 85	$ 66
Accumulated amortization of unfavorable contracts to be amortized	(15)	(60)
Net carrying amount	70	6	$ 85	$ 85	$ 7
Amortization	(15)	(1)
Gross carrying amount ending balance	85	$ 66
Predecessor
Other Liabilities [Line Items]
Gross carrying amount beginning balance	66
Net carrying amount				6
Fresh Start Adjustments
Other Liabilities [Line Items]
Gross carrying amount beginning balance	$ 19
Net carrying amount				$ 79